Alger Capital Appreciation Fund | Alger LargeCap Growth Fund | Alger MidCap Growth Fund | Alger SMidCap Growth Fund | Alger SmallCap Growth Fund | Alger Growth Opportunities Fund | Alger Health Sciences Fund | Alger Balanced Fund | Alger Money Market Fund | Alger Spectra Fund | Alger Green Fund | Alger Analyst Fund | Alger International Opportunities Fund | Alger Technology Fund | Alger China – U.S. Growth Fund |

ALGER FAMILY OF FUNDS

Class A Shares | Class B Shares | Class C Shares

PROSPECTUSES ENCLOSED

September 24, 2008
As Revised December 1, 2008

This is not part of the prospectus.

TABLE OF CONTENTS

THE ALGER FUNDS

1	Introduction

2	Risk/Return Summary: Investments, Risks & Performance

8	Risks

9	Performance

16	Fees and Expenses

20	Hypothetical Investment and Expense Information

23	Additional Information About the Funds' Investments

25	Management and Organization

27	Financial Highlights

THE ALGER FUNDS II

51	Introduction

52	Risk/Return Summary: Investments, Risks & Performance

57	Risks

57	Performance

62	Fees and Expenses

65	Hypothetical Investment and Expense Information

67	Additional Information About the Funds' Investments

69	Management and Organization

71	Financial Highlights

ALGER CHINA – U.S. GROWTH FUND

79	Risk/Return Summary: Investments, Risks & Performance

80	Principal Risks

81	Performance

83	Fees and Expenses

84	Hypothetical Investment and Expense Information

85	Additional Information About the Fund's Investments

86	Management and Organization

88	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Purchasing and Redeeming Fund Shares	A-2

	Dividends and Distributions	A-3

	Classes of Fund Shares	A-3

	Sales Charges	A-4

	Waivers of Sales Charges	A-6

	Reduced Sales Charges	A-8

A-9	Investment Instructions

	To Open an Account	A-9

	To Make Additional Investments in an Existing Account	A-10

	To Exchange Shares of the Funds	A-10

	To Redeem Shares of the Funds	A-11

A-12	Limitations on Excessive Trading

A-14	Disclosure of Portfolio Holdings

A-14	Other Information

A-16	Legal Proceedings

A-18	For Fund Information

Fred Alger & Company, Incorporated Privacy Policy (not part of this prospectus)

Alger Capital Appreciation Fund | Alger LargeCap Growth Fund | Alger MidCap Growth Fund | Alger SMidCap Growth Fund | Alger SmallCap Growth Fund | Alger Growth Opportunities Fund | Alger Health Sciences Fund | Alger Balanced Fund | Alger Money Market Fund |

THE ALGER FUNDS

Class A Shares | Class B Shares | Class C Shares

PROSPECTUS

September 24, 2008
As Revised December 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTRODUCTION: THE ALGER FUNDS

The investment objective, principal strategy and primary risks of each Fund are discussed individually below. Each Fund other than Alger Growth Opportunities Fund, Alger Balanced Fund and Alger Money Market Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds (other than Alger Money Market Fund and the fixed-income portion of Alger Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

A company's market capitalization will often dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

All of the Funds (other than Alger Money Market Fund) may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. Other than Alger LargeCap Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

RISK/RETURN SUMMARY:

Investments, Risks & Performance

Alger Capital Appreciation Fund ("Capital Appreciation Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Fund invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Alger LargeCap Growth Fund ("LargeCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At September 30, 2008, the market capitalization of the companies in this index ranged from $45 million to $403.4 billion.

RISKS: The Fund's primary risks are those summarized below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."

Alger MidCap Growth Fund ("MidCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At September 30, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $20.3 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger SMidCap Growth Fund ("SMidCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At September 30, 2008, the market capitalization of the companies in these indexes ranged from $38 million to $20.3 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Alger SmallCap Growth Fund ("SmallCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At September 30, 2008, the market capitalization of the companies in these indexes ranged from $38 million to $3.8 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger Growth Opportunities Fund ("Growth Opportunities Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund invests primarily in equity securities of small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At September 30, 2008, the highest market capitalization of the companies in this index was $6.8 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Alger Health Sciences Fund ("Health Sciences Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Balanced Fund ("Balanced Fund")

INVESTMENT OBJECTIVE: The Fund seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organization (NRSROs) (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Fund are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

•  the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

•  the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Fund are those summarized below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."

Alger Money Market Fund ("Money Market Fund")

Money Market Fund has filed a Guarantee Agreement with the United States Department of the Treasury (the "Treasury") to participate in the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program").

Under the Program, the Treasury will guarantee the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund's net asset value per share falls below $0.995 and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Money Market Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program will be in effect for a three month term expiring on December 18, 2008, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial three months of the Program requires a payment to the Treasury in the amount of $5,546.66. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Secretary may extend the Program through the close of business on September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate and pay any additional fees.

Please visit the Treasury's website at http://www.ustreas.gov, for more information on the Program.

INVESTMENT OBJECTIVE: The Fund seeks to earn high current income consistent with preserving principal and liquidity.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

RISKS: Risks of investing in the Fund are:

•  while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

•  an investment in the Fund may not keep pace with inflation.

•  normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

RISKS

Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment styles and objectives, an investment in such Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

If the Manager incorrectly predicts the price movement of a security or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds (other than Growth Opportunities Fund, which had not commenced operations at December 31, 2007) by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds except Money Market Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds other than Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class B Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder.

Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

•  Lehman Brothers Intermediate U.S. Government/Credit Bond Index: An index designed to track performance of bonds issued by U.S. Treasury, government agency and corporate issuers with a maturity of 1-10 years.

CAPITAL APPRECIATION FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -12.44%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	25.00%	19.93%	8.65%	9.73%
Russell 3000 Growth Index	11.39%	12.42%	3.82%	5.87%
Class B (Inception 11/1/93)
Return Before Taxes*	26.01%	20.17%	8.59%	13.91%
Return After Taxes on Distributions*	26.01%	20.17%	7.73%	12.77%
Return After Taxes on Distributions and Sale of Fund Shares*	16.90%	17.92%	7.10%	11.97%
Russell 3000 Growth Index	11.39%	12.42%	3.82%	8.59%
Class C (Inception 8/1/97)*	30.01%	20.36%	8.43%	7.42%
Russell 3000 Growth Index	11.39%	12.42%	3.82%	3.71%

* after deduction of applicable sales charges

LARGECAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -13.05%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	13.22%	13.49%	6.23%	7.74%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	6.01%
Class B (Inception 11/11/86)
Return Before Taxes*	13.70%	13.69%	6.16%	11.47%
Return After Taxes on Distributions*	13.70%	13.69%	5.11%	9.82%
Return After Taxes on Distributions and Sale of Fund Shares*	8.90%	12.02%	4.87%	9.44%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	10.26%
Class C (Inception 8/1/97)*	17.71%	13.91%	6.01%	5.41%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	3.70%

* after deduction of applicable sales charges

MIDCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -16.79%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	24.61%	19.70%	12.37%	12.69%
Russell Midcap Growth Index	11.42%	17.89%	7.59%	8.86%
Class B (Inception 5/24/93)
Return Before Taxes*	25.68%	19.89%	12.27%	15.35%
Return After Taxes on Distributions*	17.23%	16.84%	9.12%	12.28%
Return After Taxes on Distributions and Sale of Fund Shares*	16.72%	15.84%	8.88%	11.90%
Russell Midcap Growth Index	11.42%	17.89%	7.59%	10.59%
Class C (Inception 8/1/97)*	29.60%	20.02%	12.10%	11.24%
Russell Midcap Growth Index	11.42%	17.89%	7.59%	7.39%

* after deduction of applicable sales charges

SMIDCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -16.84%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	SINCE INCEPTION (5/8/02)
Class A*	19.62%	21.56%	12.96%
Russell 2500 Growth Index	9.69%	17.44%	9.85%
Class B
Return Before Taxes*	20.31%	21.94%	13.14%
Return After Taxes on Distributions*	20.00%	20.99%	12.48%
Return After Taxes on Distributions and Sale of Fund Shares*	13.58%	16.63%	11.34%
Russell 2500 Growth Index	9.69%	17.44%	9.85%
Class C*	24.29%	22.04%	13.25%
Russell 2500 Growth Index	9.69%	17.44%	9.85%

* after deduction of applicable sales charges

SMALLCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -16.06%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	9.89%	20.21%	2.73%	3.37%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	5.07%
Class B (Inception 11/11/86)
Return Before Taxes*	10.13%	20.46%	2.70%	10.33%
Return After Taxes on Distributions*	10.13%	20.46%	1.28%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares*	6.58%	18.18%	1.65%	8.20%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	7.55%
Class C (Inception 8/1/97)*	14.29%	20.68%	2.57%	2.15%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	4.35%

* after deduction of applicable sales charges

HEALTH SCIENCES FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -11.06%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Class A*	10.00%	18.86%	14.69%
S&P 500 Index	5.50%	12.83%	7.57%
Class B
Return Before Taxes*	10.26%	19.17%	14.86%
Return After Taxes on Distributions*	7.48%	17.63%	13.65%
Return After Taxes on Distributions and Sale of Fund Shares*	7.04%	16.11%	12.48%
S&P 500 Index	5.50%	12.83%	7.57%
Class C*	14.26%	19.27%	14.96%
S&P 500 Index	5.50%	12.83%	7.57%

* after deduction of applicable sales charges

BALANCED FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class B Shares as of June 30, 2008 was -9.45%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	6.44%	8.96%	7.21%	8.30%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	6.01%
Lehman Gov't/Credit Bond Index	7.24%	4.44%	6.01%	6.35%
Class B (Inception 6/1/92)
Return Before Taxes*	6.47%	9.04%	7.11%	8.65%
Return After Taxes on Distributions*	6.25%	8.91%	6.39%	7.47%
Return After Taxes on Distributions and Sale of Fund Shares*	4.20%	7.78%	5.80%	6.93%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	8.73%
Lehman Gov't/Credit Bond Index	7.24%	4.44%	6.01%	6.72%
Class C (Inception 8/1/97)*	9.77%	9.19%	6.92%	6.49%
Russell 1000 Growth Index	11.82%	12.11%	3.83%	3.70%
Lehman Gov't/Credit Bond Index	7.24%	4.44%	6.01%	6.13%

* after deduction of applicable sales charges

MONEY MARKET FUND

ANNUAL TOTAL RETURN as of December 31 (%)

The year-to-date total return of the Fund's shares as of June 30, 2008 was 0.90%.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (11/11/86)
Money Market Fund	4.09%	2.22%	2.98%	4.68%

Seven-day yield for the period ended June 30, 2008: 1.13%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds. The numbers below are based on each Fund's expenses during its fiscal year ended October 31, 2007.

	Capital Appreciation Fund			LargeCap Growth Fund			MidCap Growth Fund			SMidCap Growth Fund
Class	A	B	C	A	B	C	A	B	C	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases as a % of offering price	5.25%	None	None	5.25%	None	None	5.25%	None	None	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%	None	5.00%	1.00%	None	5.00%	1.00%	None	5.00%	1.00%
Redemption Fee* as a % of amount redeemed	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	.81%	.81%	.81%	.71%	.71%	.71%	.76%	.76%	.76%	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%
Other Expenses	.38%	.40%	.38%	.38%	.39%	.38%	.32%	.32%	.32%	.28%	.34%	.31%
Total Annual Fund Operating Expenses	1.44%	2.21%	2.19%	1.34%	2.10%	2.09%	1.33%	2.08%	2.08%	1.34%	2.15%	2.12%
Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net Expenses	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*  The Funds, other than Money Market Fund, will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

**  The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through September 24, 2009 to the extent necessary to limit the annual operating expenses of Class A and C Shares of the Fund to 1.50% and 2.25%, respectively of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Management Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

***  Other expenses are based on estimates for the current fiscal year assuming $20,000,000 in net assets.

	SmallCap Growth Fund			Growth Opportunities Fund***		Health Sciences Fund			Balanced Fund			Money Market Fund
Class	A	B	C	A	C	A	B	C	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases as a % of offering price	5.25%	None	None	5.25%	None	5.25%	None	None	5.25%	None	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%	None	1.00%	None	5.00%	1.00%	None	5.00%	1.00%	None
Redemption Fee* as a % of amount redeemed	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	.81%	.81%	.81%	.85%	.85%	.81%	.81%	.81%	.71%	.71%	.71%	.46%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	.25%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%	None
Other Expenses	.35%	.35%	.35%	.69%	.69%	.29%	.29%	.29%	.37%	.36%	.35%	.42%
Total Annual Fund Operating Expenses	1.41%	2.16%	2.16%	1.79%	2.54%	1.35%	2.10%	2.10%	1.33%	2.07%	2.06%	.88%
Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	.29%**	.29%**	N/A	N/A	N/A	.09%†	.09%†	.09%†	N/A
Net Expenses	N/A	N/A	N/A	1.50%	2.25%	N/A	N/A	N/A	1.24%	1.98%	1.97%	N/A

†  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.09% of its Management Fees. The fee waiver in this table has been restated to reflect this waiver.

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example also assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital	A	$664	$957	$1,271	$2,159
Appreciation	B	$724	$991	$1,385	$2,350
Fund	C	$322	$685	$1,175	$2,524
LargeCap	A	$654	$927	$1,221	$2,053
Growth	B	$713	$958	$1,329	$2,237
Fund	C	$312	$655	$1,124	$2,421
MidCap	A	$653	$924	$1,216	$2,042
Growth	B	$711	$952	$1,319	$2,219
Fund	C	$311	$652	$1,119	$2,410
SMidCap	A	$654	$927	$1,221	$2,053
Growth	B	$718	$973	$1,354	$2,277
Fund	C	$315	$664	$1,139	$2,452
SmallCap	A	$661	$948	$1,256	$2,127
Growth	B	$719	$976	$1,359	$2,303
Fund	C	$319	$676	$1,159	$2,493
Growth	A	$670	$1,032	N/A	N/A
Opportunities	C	$328	$763	N/A	N/A
Fund*
Health	A	$655	$930	$1,226	$2,064
Sciences	B	$713	$958	$1,329	$2,240
Fund	C	$313	$658	$1,129	$2,431
Balanced	A	$645	$898	$1,180	$2,010
Fund*	B	$701	$921	$1,278	$2,179
	C	$300	$618	$1,073	$2,358
Money		$90	$281	$488	$1,084
Market Fund
*Absent fee waivers and reimbursements, expenses with redemptions would be as follows:
Growth	A	$697	$1,059	N/A	N/A
Opportunities	C	$357	$791	N/A	N/A
Fund
Balanced	A	$653	$924	$1,216	$2,042
Fund	B	$710	$949	$1,314	$2,211
	C	$309	$646	$1,108	$2,390

You would pay the following expenses if you did not redeem your shares:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital	A	$664	$957	$1,271	$2,159
Appreciation	B	$224	$691	$1,185	$2,350
Fund	C	$222	$685	$1,175	$2,524
LargeCap	A	$654	$927	$1,221	$2,053
Growth	B	$213	$658	$1,129	$2,237
Fund	C	$212	$655	$1,124	$2,421
MidCap	A	$653	$924	$1,216	$2,042
Growth	B	$211	$652	$1,119	$2,219
Fund	C	$211	$652	$1,119	$2,410
SMidCap	A	$654	$927	$1,221	$2,053
Growth	B	$218	$673	$1,154	$2,277
Fund	C	$215	$664	$1,139	$2,452
SmallCap	A	$661	$948	$1,256	$2,127
Growth	B	$219	$676	$1,159	$2,303
Fund	C	$219	$676	$1,159	$2,493
Growth	A	$670	$1,032	N/A	N/A
Opportunities	C	$228	$763	N/A	N/A
Fund*
Health	A	$655	$930	$1,226	$2,064
Sciences	B	$213	$658	$1,129	$2,240
Fund	C	$213	$658	$1,129	$2,431
Balanced	A	$645	$898	$1,180	$2,010
Fund*	B	$201	$621	$1,078	$2,179
	C	$200	$618	$1,073	$2,358
Money		$90	$281	$488	$1,084
Market Fund
*Absent fee waivers and reimbursements, expenses without redemptions would be as follows:
Growth	A	$697	$1,059	N/A	N/A
Opportunities	C	$257	$791	N/A	N/A
Fund
Balanced	A	$653	$924	$1,216	$2,042
Fund	B	$210	$649	$1,114	$2,211
	C	$209	$646	$1,108	$2,390

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is included in a Fund's 12b-1 fee, which varies by class. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Capital Appreciation	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.69%	1.81%	5.43%	9.19%	13.07%	17.10%	21.27%	25.59%	30.06%	34.69%
End Investment Balance		$9,812	$10,162	$10,523	$10,898	$11,286	$11,688	$12,104	$12,535	$12,981	$13,443
Annual Expense		$664	$144	$149	$154	$160	$165	$171	$177	$184	$190
Capital Appreciation	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.79%	5.66%	8.61%	11.64%	14.75%	17.95%	21.24%	24.63%	28.10%	31.68%
End Investment Balance		$10,279	$10,566	$10,861	$11,164	$11,475	$11,795	$12,124	$12,463	$12,810	$13,168
Annual Expense		$224	$230	$237	$243	$250	$257	$264	$272	$279	$287
Capital Appreciation	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.81%	5.70%	8.67%	11.72%	14.86%	18.09%	21.41%	24.82%	28.33%	31.93%
End Investment Balance		$10,281	$10,570	$10,867	$11,172	$11,486	$11,809	$12,141	$12,482	$12,833	$13,193
Annual Expense		$222	$228	$235	$241	$248	$255	$262	$270	$277	$285
LargeCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.59%	2.01%	5.75%	9.62%	13.63%	17.79%	22.10%	26.57%	31.20%	36.00%
End Investment Balance		$9,822	$10,181	$10,554	$10,940	$11,341	$11,756	$12,186	$12,632	$13,094	$13,573
Annual Expense		$654	$134	$139	$144	$149	$155	$160	$166	$172	$179
LargeCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	29.34%	33.09%
End Investment Balance		$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$12,934	$13,309
Annual Expense		$213	$219	$226	$232	$239	$246	$253	$260	$268	$276

LargeCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.91%	5.90%	8.99%	12.16%	15.42%	18.78%	22.24%	25.79%	29.45%	33.22%
End Investment Balance		$10,291	$10,590	$10,899	$11,216	$11,542	$11,878	$12,224	$12,579	$12,945	$13,322
Annual Expense		$212	$218	$225	$231	$238	$245	$252	$259	$267	$274
MidCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.58%	2.03%	5.78%	9.66%	13.68%	17.86%	22.18%	26.66%	31.31%	36.13%
End Investment Balance		$9,823	$10,183	$10,557	$10,944	$11,346	$11,762	$12,194	$12,642	$13,106	$13,587
Annual Expense		$653	$133	$138	$143	$148	$154	$159	$165	$171	$178
MidCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance		$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense		$211	$217	$224	$230	$237	$244	$251	$258	$266	$273
MidCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance		$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense		$211	$217	$224	$230	$237	$244	$251	$258	$266	$273
SMidCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.59%	2.01%	5.75%	9.62%	13.63%	17.79%	22.10%	26.57%	31.20%	36.00%
End Investment Balance		$9,822	$10,181	$10,554	$10,940	$11,341	$11,756	$12,186	$12,632	$13,094	$13,573
Annual Expense		$654	$134	$139	$144	$149	$155	$160	$166	$172	$179
SMidCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	28.78%	32.45%
End Investment Balance		$10,285	$10,578	$10,880	$11,190	$11,509	$11,837	$12,174	$12,521	$12,878	$13,245
Annual Expense		$218	$224	$231	$237	$244	$251	$258	$265	$273	$281
SMidCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance		$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense		$215	$221	$228	$234	$241	$248	$255	$262	$270	$278
SmallCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.66%	1.87%	5.53%	9.32%	13.24%	17.31%	21.52%	25.88%	30.40%	35.08%
End Investment Balance		$9,815	$10,168	$10,533	$10,911	$11,302	$11,708	$12,128	$12,564	$13,015	$13,482
Annual Expense		$661	$141	$146	$151	$157	$162	$168	$174	$180	$187

SmallCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	28.66%	32.32%
End Investment Balance		$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,866	$13,232
Annual Expense		$219	$225	$232	$238	$245	$252	$259	$267	$274	$282
SmallCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	28.66%	32.32%
End Investment Balance		$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,866	$13,232
Annual Expense		$219	$225	$232	$238	$245	$252	$259	$267	$274	$282
Growth Opportunites	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.50%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.75%	1.40%	4.66%	8.02%	11.49%	15.06%	18.76%	22.57%	26.50%	30.57%
End Investment Balance		$9,807	$10,121	$10,446	$10,782	$11,128	$11,485	$11,854	$12,234	$12,627	$13,032
Annual Expense		$670	$178	$184	$190	$196	$202	$209	$216	$223	$230
Growth Opportunities	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.25%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.75%	5.28%	7.87%	10.52%	13.24%	16.03%	18.88%	21.80%	24.80%	27.87%
End Investment Balance		$10,275	$10,528	$10,787	$11,052	$11,324	$11,603	$11,888	$12,180	$12,480	$12,787
Annual Expense		$228	$264	$271	$277	$284	$291	$298	$306	$313	$321
Health Sciences	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance		$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense		$655	$135	$140	$145	$150	$156	$162	$167	$174	$180
Health Sciences	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	29.34%	33.09%
End Investment Balance		$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$12,934	$13,309
Annual Expense		$213	$219	$226	$232	$239	$246	$253	$260	$268	$276
Health Sciences	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	29.34%	33.09%
End Investment Balance		$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$12,934	$13,309
Annual Expense		$213	$219	$226	$232	$239	$246	$253	$260	$268	$276
Balanced	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.49%	2.21%	6.06%	10.04%	14.18%	18.48%	22.93%	27.55%	32.35%	37.33%
End Investment Balance		$9,831	$10,201	$10,584	$10,982	$11,395	$11,824	$12,268	$12,730	$13,208	$13,705
Annual Expense		$645	$124	$129	$134	$139	$144	$149	$155	$161	$167

Balanced	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	30.71%	34.65%
End Investment Balance		$10,302	$10,613	$10,934	$11,264	$11,604	$11,954	$12,315	$12,687	$13,071	$13,465
Annual Expense		$201	$207	$213	$220	$226	$233	$240	$248	$255	$263
Balanced	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	30.82%	34.78%
End Investment Balance		$10,303	$10,615	$10,937	$11,268	$11,610	$11,961	$12,324	$12,697	$13,082	$13,478
Annual Expense		$200	$206	$212	$219	$225	$232	$239	$246	$254	$262
Money Market		Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End Investment Balance		$10,412	$10,841	$11,288	$11,753	$12,237	$12,741	$13,266	$13,813	$14,382	$14,974
Annual Expense		$90	$94	$97	$101	$106	$110	$114	$119	$124	$129

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" – a term that refers to the top four rating categories by an NRSRO – are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Fund may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a fund that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury;

the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund other than Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 9/30/08) approximately $8.5 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving each advisory contract is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2007, except for Growth Opportunities Fund, which is available in the Fund's semi-annual report to shareholders for the period ending April 30, 2008. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Money Market Fund – .46%; SmallCap Growth, Capital Appreciation, Health Sciences and SMidCap Growth Funds – .81%; MidCap Growth Fund – .76%; LargeCap Growth and Balanced Funds – .71%; and Growth Opportunities Fund – .85%

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Capital Appreciation Fund	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)
LargeCap Growth Fund	Dan C. Chung and Andrew Silverberg	September 2001 January 2007
MidCap Growth Fund	Dan C. Chung	September 2001
SMidCap Growth Fund	Dan C. Chung and Jill Greenwald	Inception (5/8/02) Inception (5/8/02)
SmallCap Growth Fund	Jill Greenwald	November 2001
Growth Opportunities Fund	Jill Greenwald	Inception (3/3/08)
Health Sciences Fund	Dan C. Chung, David Farhadi, M.D., and Rosanne Ott	October 2005 July 2008 October 2005
Balanced Fund	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007
Money Market Fund	John A. Curry	December 2004

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Senior Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

•  Ms. Greenwald has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001.

•  Ms. Ott has been employed by the Manager since 2001 and currently serves as Vice President and Senior Analyst.

•  David Farhadi, M.D. has been employed by the Manager since July 2008 as a Vice President and Senior Analyst. Prior to joining the Manager, he was an analyst and portfolio manager at Pequot Capital Management from September 2006 to December 2007 and an analyst for Citadel Investment Group from April 2004 to March 2006. Previously, he was an associate analyst at UBS from September 2002 to April 2004.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager as a Vice President and portfolio manager since December 2004. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information, except for the six-month period ended April 30, 2008, has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

As a new fund, financial highlights information for Growth Opportunities Fund is not available as of the date of this prospectus.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$15.66	$11.05	$9.27	$7.71	$7.74	$6.23
Net investment income (loss) (ii)	(0.03)	(0.09)	(0.06)	(0.04)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.78)	4.70	1.84	1.60	0.07	1.58
Total from investment operations	(1.81)	4.61	1.78	1.56	(0.03)	1.51
Net asset value, end of year	$13.85	$15.66	$11.05	$9.27	$7.71	$7.74
Total return (iii)	(11.6)%	41.7%	19.2%	20.2%	(0.4)%	24.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$595,538	$452,152	$152,808	$128,816	$121,341	$112,031
Ratio of expenses to average net assets	1.32%	1.44%	1.39%	1.63%	1.58%	1.70%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.69)%	(0.57)%	(0.44)%	(1.23)%	(1.06)%
Portfolio turnover rate	99.62%	251.53%	223.23%	144.61%	157.23%	202.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.35	$10.20	$8.62	$7.23	$7.31	$5.93
Net investment income (loss) (ii)	(0.08)	(0.17)	(0.12)	(0.09)	(0.15)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.62)	4.32	1.70	1.48	0.07	1.49
Total from investment operations	(1.70)	4.15	1.58	1.39	(0.08)	1.38
Net asset value, end of year	$12.65	$14.35	$10.20	$8.62	$7.23	$7.31
Total return (iii)	(11.9)%	40.7%	18.3%	19.2%	(1.1)%	23.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$123,927	$186,431	$179,706	$192,976	$228,646	$324,292
Ratio of expenses to average net assets	2.07%	2.21%	2.14%	2.37%	2.33%	2.45%
Ratio of net investment income (loss) to average net assets	(1.19)%	(1.42)%	(1.31)%	(1.15)%	(1.97)%	(1.82)%
Portfolio turnover rate	99.62%	251.53%	223.23%	144.61%	157.23%	202.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.34	$10.19	$8.61	$7.22	$7.31	$5.93
Net investment income (loss) (ii)	(0.08)	(0.17)	(0.12)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.61)	4.32	1.70	1.48	0.01	1.49
Total from investment operations	(1.69)	4.15	1.58	1.39	(0.09)	1.38
Net asset value, end of year	$12.65	$14.34	$10.19	$8.61	$7.22	$7.31
Total return (iii)	(11.8)%	40.7%	18.4%	19.3%	(1.2)%	23.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$111,963	$94,265	$34,933	$33,643	$41,595	$54,273
Ratio of expenses to average net assets	2.07%	2.19%	2.14%	2.37%	2.33%	2.45%
Ratio of net investment income (loss) to average net assets	(1.21)%	(1.44)%	(1.31)%	(1.13)%	(1.98)%	(1.81)%
Portfolio turnover rate	99.62%	251.53%	223.23%	144.61%	157.23%	202.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.25	$11.13	$10.48	$9.05	$8.87	$7.16
Net investment income (loss) (ii)	(0.02)	(0.01)	(0.02)	0.01	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.62)	3.13	0.67	1.42	0.25	1.76
Total from investment operations	(1.64)	3.12	0.65	1.43	0.18	1.71
Net asset value, end of year	$12.61	$14.25	$11.13	$10.48	$9.05	$8.87
Total return (iii)	(11.5)%	28.0%	6.2%	15.8%	2.0%	23.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$217,672	$224,617	$157,185	$157,205	$166,720	$168,720
Ratio of expenses to average net assets	1.25%	1.34%	1.21%	1.37%	1.34%	1.44%
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.08)%	(0.14)%	0.05%	(0.72)%	(0.62)%
Portfolio turnover rate	82.35%	171.78%	322.94%	249.17%	191.13%	215.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.99	$10.22	$9.70	$8.44	$8.33	$6.76
Net investment income (loss) (ii)	(0.06)	(0.09)	(0.09)	(0.07)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.47)	2.86	0.61	1.33	0.24	1.67
Total from investment operations	(1.53)	2.77	0.52	1.26	0.11	1.57
Net asset value, end of year	$11.46	$12.99	$10.22	$9.70	$8.44	$8.33
Total return (iii)	(11.8)%	27.1%	5.4%	14.9%	1.3%	23.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$160,901	$206,695	$221,298	$260,786	$279,963	$350,972
Ratio of expenses to average net assets	2.01%	2.10%	1.96%	2.12%	2.09%	2.2%
Ratio of net investment income (loss) to average net assets	(1.01)%	(0.81)%	(0.91)%	(0.72)%	(1.46)%	(1.37)%
Portfolio turnover rate	82.35%	171.78%	322.94%	249.17%	191.13%	215.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.98	$10.21	$9.69	$8.43	$8.33	$6.76
Net investment income (loss) (ii)	(0.06)	(0.09)	(0.09)	(0.07)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.46)	2.86	0.61	1.33	0.23	1.67
Total from investment operations	(1.52)	2.77	0.52	1.26	0.10	1.57
Net asset value, end of year	$11.46	$12.98	$10.21	$9.69	$8.43	$8.33
Total return (iii)	(11.7)%	27.1%	5.4%	15.0%	1.2%	23.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$41,109	$44,993	$40,151	$39,620	$42,196	$41,906
Ratio of expenses to average net assets	2.00%	2.09%	1.96%	2.12%	2.09%	2.19%
Ratio of net investment income (loss) to average net assets	(1.01)%	(0.82)%	(0.90)%	(0.72)%	(1.47)%	(1.37)%
Portfolio turnover rate	82.35%	171.78%	322.94%	249.17%	191.13%	215.81%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$11.36	$8.93	$9.15	$7.89	$7.57	$5.48
Net investment income (loss) (ii)	(0.03)	(0.07)	(0.07)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.52)	3.46	0.85	1.34	0.40	2.16
Total from investment operations	(1.55)	3.39	0.78	1.26	0.32	2.09
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—	—
Net asset value, end of year	$7.99	$11.36	$8.93	$9.15	$7.89	$7.57
Total return (iii)	(15.4)%	41.6%	8.9%	16.0%	4.2%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$391,512	$445,903	$318,934	$318,423	$276,076	$231,711
Ratio of expenses to average net assets	1.27%	1.33%	1.23%	1.36%	1.34%	1.45%
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.69)%	(0.77)%	(0.96)%	(1.08)%	(1.16)%
Portfolio turnover rate	152.00%	279.32%	272.41%	239.32%	210.18%	238.17%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.09	$8.09	$8.43	$7.33	$7.08	$5.17
Net investment income (loss) (ii)	(0.05)	(0.12)	(0.12)	(0.14)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.34)	3.08	0.78	1.24	0.38	2.02
Total from investment operations	(1.39)	2.96	0.66	1.10	0.25	1.91
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—	—
Net asset value, end of year	$6.88	$10.09	$8.09	$8.43	$7.33	$7.08
Total return (iii)	(15.8)%	40.5%	8.2%	15.0%	3.5%	36.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$159,743	$218,783	$212,286	$260,986	$276,982	$326,015
Ratio of expenses to average net assets	2.02%	2.08%	1.98%	2.11%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%	(1.92)%
Portfolio turnover rate	152.00%	279.32%	272.41%	239.32%	210.18%	238.17%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.07	$8.07	$8.41	$7.31	$7.06	$5.16
Net investment income (loss) (ii)	(0.05)	(0.12)	(0.12)	(0.14)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.34)	3.08	0.78	1.24	0.38	2.01
Total from investment operations	(1.39)	2.96	0.66	1.10	0.25	1.90
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—	—
Net asset value, end of year	$6.86	$10.07	$8.07	$8.41	$7.31	$7.06
Total return (iii)	(15.8)%	40.6%	8.2%	15.1%	3.5%	36.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$73,160	$84,846	$69,063	$72,985	$70,677	$62,627
Ratio of expenses to average net assets	2.02%	2.08%	1.98%	2.11%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%	(1.92)%
Portfolio turnover rate	152.00%	279.32%	272.41%	239.32%	210.18%	238.17%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$18.16	$13.92	$12.23		$10.46		$9.97		$7.65
Net investment income (loss) (ii)	(0.07)	(0.12)	(0.14)		(0.13)		(0.13)		(0.09)
Net realized and unrealized gain (loss) on investments	(2.78)	5.05	2.58		2.71		0.62		2.41
Total from investment operations	(2.85)	4.93	2.44		2.58		0.49		2.32
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of year	$15.05	$18.16	$13.92		$12.23		$10.46		$9.97
Total return (iii)	(15.8)%	37.0%	20.8%		25.7%		4.9%		30.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$437,191	$280,672	$33,419		$14,389		$10,827		$9,932
Ratio of expenses to average net assets	1.30%	1.34%	1.50	%(iv)	1.50	%(v)	1.53	%(vi)	1.58%
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.80)%	(1.02)%		(1.13)%		(1.21)%		(1.06)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.18% due to expense reimbursements.

(v)  Amount has been reduced by 0.17% due to expense reimbursements.

(vi)  Amount has been reduced by 0.14% due to expense reimbursements.

(vii)  Amount has been reduced by 0.18% due to expense reimbursements.

(viii)  Amount has been reduced by 0.15% due to expense reimbursements.

(ix)  Amount has been reduced by 0.17% due to expense reimbursements.

(x)  Amount has been reduced by 0.16% due to expense reimbursements.

(xi)  Ratios have been annualized; total return has not been annualized.

(xii)  Amount has been reduced by 1.10% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$17.39	$13.44	$11.92		$10.27		$9.87		$7.63
Net investment income (loss) (ii)	(0.13)	(0.23)	(0.23)		(0.20)		(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	(2.66)	4.87	2.50		2.66		0.60		2.40
Total from investment operations	(2.79)	4.64	2.27		2.46		0.40		2.24
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of year	$14.34	$17.39	$13.44		$11.92		$10.27		$9.87
Total return (iii)	(16.2)%	36.1%	19.8%		25.0%		4.1%		29.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$14,479	$16,285	$7,251		$3,262		$2,291		$1,205
Ratio of expenses to average net assets	2.18%	2.15%	2.25	%(vii)	2.25	%(v)	2.27	%(vii)	2.37%
Ratio of net investment income (loss) to average net assets	(1.75)%	(1.58)%	(1.77)%		(1.88)%		(1.95)%		(1.87)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.18% due to expense reimbursements.

(v)  Amount has been reduced by 0.17% due to expense reimbursements.

(vi)  Amount has been reduced by 0.14% due to expense reimbursements.

(vii)  Amount has been reduced by 0.18% due to expense reimbursements.

(viii)  Amount has been reduced by 0.15% due to expense reimbursements.

(ix)  Amount has been reduced by 0.17% due to expense reimbursements.

(x)  Amount has been reduced by 0.16% due to expense reimbursements.

(xi)  Ratios have been annualized; total return has not been annualized.

(xii)  Amount has been reduced by 1.10% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$17.40	$13.45	$11.92		$10.27		$9.86		$7.63
Net investment income (loss) (ii)	(0.12)	(0.23)	(0.23)		(0.20)		(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	(2.67)	4.87	2.51		2.66		0.61		2.39
Total from investment operations	(2.79)	4.64	2.28		2.46		0.41		2.23
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of year	$14.35	$17.40	$13.45		$11.92		$10.27		$9.86
Total return (iii)	(16.2)%	36.0%	19.9%		25.0%		4.2%		29.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$59,505	$46,775	$11,940		$1,960		$1,345		$969
Ratio of expenses to average net assets	2.07%	2.12%	2.25	%(ix)	2.25	%(x)	2.28	%(viii)	2.38%
Ratio of net investment income (loss) to average net assets	(1.65)%	(1.55)%	(1.79)%		(1.88)%		(1.95)%		(1.86)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.18% due to expense reimbursements.

(v)  Amount has been reduced by 0.17% due to expense reimbursements.

(vi)  Amount has been reduced by 0.14% due to expense reimbursements.

(vii)  Amount has been reduced by 0.18% due to expense reimbursements.

(viii)  Amount has been reduced by 0.15% due to expense reimbursements.

(ix)  Amount has been reduced by 0.17% due to expense reimbursements.

(x)  Amount has been reduced by 0.16% due to expense reimbursements.

(xi)  Ratios have been annualized; total return has not been annualized.

(xii)  Amount has been reduced by 1.10% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$8.02	$6.31	$5.21	$4.18	$3.95	$2.85
Net investment income (loss) (ii)	(0.04)	(0.07)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.41)	1.78	1.15	1.09	0.29	1.15
Total from investment operations	(1.45)	1.71	1.10	1.03	0.23	1.10
Net asset value, end of year	$6.57	$8.02	$6.31	$5.21	$4.18	$3.95
Total return (iii)	(18.1)%	27.1%	21.1%	24.6%	5.8%	38.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$380,519	$482,318	$221,019	$110,329	$82,891	$73,616
Ratio of expenses to average net assets	1.35%	1.41%	1.37%	1.62%	1.69%	1.79%
Ratio of net investment income (loss) to average net assets	(1.02)%	(0.97)%	(0.91)%	(1.19)%	(1.47)%	(1.55)%
Portfolio turnover rate	28.63%	73.54%	83.72%	104.30%	128.79%	139.28%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.28	$5.77	$4.80	$3.88	$3.70	$2.68
Net investment income (loss) (ii)	(0.06)	(0.11)	(0.09)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.27)	1.62	1.06	1.00	0.27	1.09
Total from investment operations	(1.33)	1.51	0.97	0.92	0.18	1.02
Net asset value, end of year	$5.95	$7.28	$5.77	$4.80	$3.88	$3.70
Total return (iii)	(18.3)%	26.2%	20.2%	23.7%	4.9%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$41,252	$57,448	$57,928	$61,499	$70,304	$94,241
Ratio of expenses to average net assets	2.10%	2.16%	2.14%	2.36%	2.43%	2.57%
Ratio of net investment income (loss) to average net assets	(1.77)%	(1.70)%	(1.66)%	(1.94)%	(2.21)%	(2.32)%
Portfolio turnover rate	28.63%	73.54%	83.72%	104.30%	128.79%	139.28%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.29	$5.78	$4.81	$3.88	$3.70	$2.68
Net investment income (loss) (ii)	(0.06)	(0.11)	(0.09)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.27)	1.62	1.06	1.02	0.27	1.09
Total from investment operations	(1.33)	1.51	0.97	0.93	0.18	1.02
Net asset value, end of year	$5.96	$7.29	$5.78	$4.81	$3.88	$3.70
Total return (iii)	(18.2)%	26.1%	20.2%	24.0%	4.9%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$33,874	$46,939	$17,580	$5,106	$4,669	$4,999
Ratio of expenses to average net assets	2.10%	2.16%	2.12%	2.37%	2.44%	2.56%
Ratio of net investment income (loss) to average net assets	(1.77)%	(1.72)%	(1.66)%	(1.95)%	(2.21)%	(2.32)%
Portfolio turnover rate	28.63%	73.54%	83.72%	104.30%	128.79%	139.28%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS A
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.94	$18.17	$16.24	$13.29		$11.91		$9.29
Net investment income (loss) (ii)	(0.03)	(0.08)	(0.07)	(0.11)		(0.14)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.68)	2.72	2.35	3.76		1.75		2.82
Total from investment operations	(1.71)	2.64	2.28	3.65		1.61		2.62
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)		—
Net asset value, end of year	$16.74	$19.94	$18.17	$16.24		$13.29		$11.91
Total return (iii)	(9.2)%	15.3%	14.3%	28.3%		13.7%		28.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$227,807	$193,165	$116,165	$50,581		$15,106		$8,594
Ratio of expenses to average net assets	1.2%	1.35%	1.35%	1.50	%(v)	1.55	%(iv)	2.36%
Ratio of net investment income (loss) to average net assets	(0.32)%	(0.42)%	(0.40)%	(0.77)%		(1.04)%		(1.80)%
Portfolio turnover rate	93.59%	183.27%	168.87%	127.78%		202.79%		246.96%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

(v)  Amount has been reduced by 0.03% due to expense reimbursements.

(vi)  Amount has been reduced by 0.15% due to expense reimbursements.

(vii)  Amount has been reduced by 0.02% due to expense reimbursements.

(viii)  Amount has been reduced by 0.04% due to expense reimbursements.

(ix)  Amount has been reduced by 0.01% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS B
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.10	$17.56	$15.83	$13.05		$11.78		$9.26
Net investment income (loss) (ii)	(0.09)	(0.20)	(0.19)	(0.22)		(0.24)		(0.28)
Net realized and unrealized gain (loss) on investments	(1.61)	2.61	2.27	3.70		1.74		2.80
Total from investment operations	(1.70)	2.41	2.08	3.48		1.50		2.52
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)		—
Net asset value, end of year	$15.91	$19.10	$17.56	$15.83		$13.05		$11.78
Total return (iii)	(9.7)%	14.5%	13.3%	27.5%		12.9%		27.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$21,408	$22,605	$22,995	$16,244		$7,939		$3,620
Ratio of expenses to average net assets	2.02%	2.10%	2.10%	2.25	%(vii)	2.29	%(iv)	3.22%
Ratio of net investment income (loss) to average net assets	(1.08)%	(1.16)%	(1.15)%	(1.52)%		(1.78)%		(2.63)%
Portfolio turnover rate	93.59%	183.27%	168.87%	127.78%		202.79%		246.96%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

(v)  Amount has been reduced by 0.03% due to expense reimbursements.

(vi)  Amount has been reduced by 0.15% due to expense reimbursements.

(vii)  Amount has been reduced by 0.02% due to expense reimbursements.

(viii)  Amount has been reduced by 0.04% due to expense reimbursements.

(ix)  Amount has been reduced by 0.01% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS C
	Period ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.09	$17.56	$15.82		$13.05		$11.78		$9.26
Net investment income (loss) (ii)	(0.09)	(0.20)	(0.19)		(0.22)		(0.24)		(0.29)
Net realized and unrealized gain (loss) on investments	(1.61)	2.60	2.28		3.69		1.74		2.81
Total from investment operations	(1.70)	2.40	2.09		3.47		1.50		2.52
Distributions from net realized gains	(1.49)	(0.87)	(0.35)		(0.70)		(0.23)		—
Net asset value, end of year	$15.90	$19.09	$17.56		$15.82		$13.05		$11.78
Total return (iii)	(9.6)%	14.4%	13.4%		27.4%		12.9%		27.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$82,868	$69,618	$45,947		$25,251		$3,740		$1,357
Ratio of expenses to average net assets	2.02%	2.10%	2.11	%(ix)	2.25	%(viii)	2.29	%(vi)	3.30%
Ratio of net investment income (loss) to average net assets	(1.07)%	(1.16)%	(1.15)%		(1.52)%		(1.78)%		(2.69)%
Portfolio turnover rate	93.59%	183.27%	168.87%		127.78%		202.79%		246.96%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

(v)  Amount has been reduced by 0.03% due to expense reimbursements.

(vi)  Amount has been reduced by 0.15% due to expense reimbursements.

(vii)  Amount has been reduced by 0.02% due to expense reimbursements.

(viii)  Amount has been reduced by 0.04% due to expense reimbursements.

(ix)  Amount has been reduced by 0.01% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS A
	Period ended 4/30/08 (i)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.71		$21.15		$20.29	$18.58	$18.29	$16.02
Net investment income (loss) (ii)	0.17		0.29		0.23	0.22	0.10	0.13
Net realized and unrealized gain (loss) on investments	(2.08)		3.57		0.84	1.70	0.36	2.43
Total from investment operations	(1.91)		3.86		1.07	1.92	0.46	2.56
Dividends from net investment income	(0.33)		(0.30)		(0.21)	(0.21)	(0.17)	(0.29)
Net asset value, end of year	$22.47		$24.71		$21.15	$20.29	$18.58	$18.29
Total return (iii)	(7.8)%		18.5%		5.3%	10.4%	2.5%	16.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$36,504		$35,789		$43,224	$53,415	$68,646	$79,387
Ratio of expenses to average net assets	1.19	%(vi)	1.25	%(iv)	1.32%	1.31%	1.26%	1.31%
Ratio of net investment income (loss) to average net assets	1.45%		1.26%		1.15%	1.15%	0.52%	0.80%
Portfolio turnover rate	37.26%		139.18%		271.30%	218.75%	167.72%	174.97%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by .08% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS B
	Period ended 4/30/08 (i)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.16		$20.66		$19.81	$18.13	$17.86	$15.62
Net investment income (loss) (ii)	0.08		0.12		0.08	0.08	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(2.03)		3.50		0.82	1.65	0.34	2.39
Total from investment operations	(1.95)		3.62		0.90	1.73	0.30	2.40
Dividends from net investment income	(0.13)		(0.12)		(0.05)	(0.05)	(0.03)	(0.16)
Net asset value, end of year	$22.08		$24.16		$20.66	$19.81	$18.13	$17.86
Total return (iii)	(8.1)%		17.6%		4.5%	9.6%	1.7%	15.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$38,678		$53,928		$67,170	$86,647	$114,387	$143,765
Ratio of expenses to average net assets	1.94	%(vi)	1.99	%(iv)	2.07%	2.06%	2.01%	2.06%
Ratio of net investment income (loss) to average net assets	0.70%		0.53%		0.40%	0.41%	(0.23)%	0.05%
Portfolio turnover rate	37.28%		139.18%		271.30%	218.75%	167.72%	174.97%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by .08% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS C
	Period ended 4/30/08 (i)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.26		$20.75		$19.90	$18.21	$17.93	$15.68
Net investment income (loss) (ii)	0.08		0.12		0.08	0.08	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(2.04)		3.52		0.82	1.66	0.35	2.39
Total from investment operations	(1.96)		3.64		0.90	1.74	0.31	2.40
Dividends from net investment income	(0.15)		(0.13)		(0.05)	(0.05)	(0.03)	(0.15)
Net asset value, end of year	$22.15		$24.26		$20.75	$19.90	$18.21	$17.93
Total return (iii)	(8.1)%		17.6%		4.5%	9.5%	1.7%	15.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$15,142		$17,079		$22,357	$25,421	$34,840	$44,801
Ratio of expenses to average net assets	1.94	%(vi)	1.98	%(iv)	2.07%	2.06%	2.01%	2.06%
Ratio of net investment income (loss) to average net assets	0.70%		0.53%		0.41%	0.42%	(0.23)%	0.05%
Portfolio turnover rate	37.26%		139.18%		271.30%	218.75%	167.72%	174.97%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv)  Amount has been reduced by .08% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MONEY MARKET FUND

	Period Ended 4/30/08 (i)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (ii)	0.0131	0.0419	0.0374	0.0188	0.0039	0.0033
Dividends from net investment income	(0.0131)	(0.0419)	(0.0374)	(0.0188)	(0.0039)	(0.0033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (iii)	1.3%	4.3%	3.8%	1.9%	0.4%	0.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$56,149	$54,207	$55,068	$61,570	$80,528	$115,935
Ratio of expenses to average net assets	0.85%	0.88%	0.90%	0.90%	0.77%	0.82%
Ratio of net investment income to average net assets	2.60%	4.20%	3.78%	1.84%	0.37%	0.34%

(i)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of any sales charges.

Alger Spectra Fund | Alger Green Fund | Alger Analyst Fund | Alger International Opportunities Fund | Alger Technology Fund

THE ALGER FUNDS II

Class A Shares | Class C Shares

PROSPECTUS

September 24, 2008
As Revised December 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTRODUCTION: THE ALGER FUNDS II

The investment objective, principal strategy and primary risks of each Fund are discussed individually below. Each Fund, except Alger Spectra Fund, has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market.

Each of these Funds' equity investments are primarily in "growth" stocks. The Funds' investment adviser, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that issuers of growth stocks tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay .Each Fund, can leverage, that is, borrow money to buy additional securities.

By borrowing money, a Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

All of the Funds may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

RISK/RETURN SUMMARY:

Investments, Risks & Performance

Alger Spectra Fund ("Spectra Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund invests primarily in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential.

RISKS: In addition to the risks described below in "Risks Applicable to All Funds," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Alger Green Fund ("Green Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size that, in the opinion of the Manager, conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. Companies that conduct their business in an environmentally sustainable manner are companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future, have a positive or neutral impact on the environment on a relative basis, or recognize environmental sustainability as a challenge and opportunity as demonstrated through their business strategies, practices or investments.

The Fund's investment strategy consists of fundamental analysis combined with environmental sustainability analytic screens. In selecting stocks, the Manager uses fundamental analysis to identify innovative and dynamic companies and uses screens that identify and rank stocks within an industry or sector based on several sustainability characteristics.

RISKS: In addition to the risks described below in "Risks Applicable to All Funds," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote environmentally sensitive programs may not perform as well as companies that do nor pursue such goals.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Alger Analyst Fund ("Analyst Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The equity research analysts of the Manager select investments for the Fund that represent investment ideas in all market capitalizations, styles and geographies. Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. Each analyst will be allocated a percentage of the Fund's total assets and will have such allocation rebalanced on a periodic basis – at least annually – by the Fund's Chief Investment Officer.

RISKS: In addition to the risks described below in "Risks Applicable to All Funds," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund is a non-diversified investment company, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Alger International Opportunities Fund ("International Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. For purposes of the Fund's investment strategies, foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. The Fund's benchmark is the Morgan Stanley Capital International (MSCI(r)) Europe, Australasia and Far East (EAFE(r)) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks. The Fund also uses MSCI All Country World Index ex U.S. as a benchmark. The MSCI All Country World Index includes 48 markets.

The Manager seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The Manager focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, the Manager employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

RISKS: In addition to the risks described below in "Risks Applicable to All Funds," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Alger Technology Fund ("Technology Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that are principally engaged in the technology sector. A company will be considered to be principally engaged in the technology sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the technology sector, including, but not limited to, computers, semiconductors, electronics, communications, health care or biotechnology.

RISKS: In addition to the risks described below in "Risks Applicable to All Funds," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Because the Fund concentrates its investments in the technology sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

RISKS

Risks Applicable to All Funds

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment styles and objectives, an investment in such Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

If the Manager incorrectly predicts the price movement of a security or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective. There may be additional risks applicable to a specific Fund because of its investment approach. To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions.

The performance figures for each Fund's Class A Shares in the bar charts and Class A and C Shares in the tables below are the historical performance of the relevant Fund's previously-designated Class N Shares. The Funds' Class N Shares were not subject to either a front-end or back-end sales charge. Performance for Class A Shares in the table has been adjusted to include the effect of the front-end sales charge imposed by Class A Shares. Performance of Class C Shares has been adjusted to include the effect of a contingent deferred sales charge imposed by Class C Shares and to reflect the higher operating expense ratio of Class C Shares.

The Funds' single share class, Class N, offered prior to September 24, 2008 without a front-end or back-end sales charge, was redesignated as Class A Shares on that date.

The Fund's Class A Shares are generally subject to a front-end sales charge at a maximum rate of 5.25%. Shareholders who were previously Class N shareholders of the Funds whose shares were redesignated as Class A Shares of the Funds will not be subject to the front-end sales charge generally imposed on Class A shareholders of the Funds.

In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class A Shares of the Funds. (After-tax returns for the Class C Shares will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

No performance information is included for Analyst Fund or International Fund as the Funds had not completed a full calendar year of operations at December 31, 2007. All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the difference in charges and expenses.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Morgan Stanley Capital International (MSCI(r)) Europe, Australasia and Far East (EAFE(r)) Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada.

•  S&P North America Technology Sector Index: A narrow technology industry-based index.

SPECTRA FUND

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

The year-to-date total return of the Fund's Class A Shares as of June 30, 2008 was -12.95%.

*  Represents the performance of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	10 YEARS	20 YEARS	30 YEARS
Class A***
Return Before Taxes	24.70%	20.00%	8.49%	14.94%	16.95	%*
Return After Taxes on Distributions	24.70%	20.00%	8.07%	12.07%	14.04	%*
Return After Taxes on Distributions and Sale of Fund Shares	16.06%	17.77%	7.32%	11.55%	13.78	%*
Class C†
Return Before Taxes	29.65%	20.40%	8.27%	14.40%	16.30	%*
Russell 3000 Growth Index**	20.55%	18.96%	7.87%	11.85%	14.02	%*

*  Spectra Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. The calculation of total return during that time assumes dividends were reinvested at market value.

**  The inception date of the Russell 3000 Growth Index is 1979.

***  Represents the performance of the Fund's Class N Shares, adjusted to reflect the maximum front-end sales load, which were redesignated as Class A Shares on September 24, 2008.

†  Represents the performance of the Fund's Class N Shares adjusted to reflect the contingent deferred sales load and higher operation expenses of Class C Shares.

GREEN FUND

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

The year-to-date total return of the Fund's Class A Shares as of June 30, 2008 was -16.32%.

*  Represents the performance of the Fund's Class N Shares which were redesignated as Class A Shares on September 24, 2008.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR*	5 YEARS**	SINCE INCEPTION (12/04/00)**
Class A*
Return Before Taxes	20.13%	18.57%	(0.39)%
Return After Taxes on Distributions	18.65%	16.83%	(1.42)%
Return After Taxes on Distributions and Sale of Fund Shares	13.26%	15.46%	(0.88)%
Class C†
Return Before Taxes	24.87%	18.98%	(2.44)%
Russell 3000 Growth Index	11.39%	12.42%	0.50%

*  Represents the performance of the Fund's Class N Shares, adjusted to reflect the maximum front-end sales load, which were redesignated as Class A Shares on September 24, 2008. Before the Fund commenced operations, substantially all of the assets of another investment company advised by the Manager, Alger Green Institutional Fund, a series of The Alger Institutional Funds, were transferred to the Fund in a tax-free reorganization. The reorganization occurred on January 11, 2007. The performance figures for the Fund's Class N Shares include the performance of the Class I Shares of Alger Green Institutional Fund prior to that date.

**  Prior to October 19, 2006, Alger Green Institutional Fund was managed by different portfolio managers and followed different investment strategies under the name "Alger Socially Responsible Institutional Fund." Performance prior to October 19, 2006 reflects that management style and does not reflect the investment personnel and strategies of the Fund.

†  Represents the performance of the Fund's Class N Shares adjusted to reflect the contingent deferred sales load and higher operation expenses of Class C Shares.

TECHNOLOGY FUND

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

The year-to-date total return of the Fund's Class A Shares as of June 30, 2008 was -21.45%.

*  Represents the performance of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007
	1 YEAR	5 YEARS	SINCE INCEPTION (09/01/00)
Class A*
Return Before Taxes	18.93%	20.92%	(10.82)%
Return After Taxes on Distributions	13.41%	19.84%	(11.37)%
Return After Taxes on Distributions and Sale of Fund Shares	16.90%	18.39%	(8.69)%
Class C†
Return Before Taxes	23.59%	21.33%	(10.84)%
S&P North America Technology Sector Index	16.27%	15.05%	(9.90)%

*  Represents the performance of the Fund's Class N Shares, adjusted to reflect the maximum front-end sales load, which were redesignated as Class A Shares on September 24, 2008. Before the Fund commenced operations, substantially all of the assets of another investment company advised by the Manager, SM&R Alger Technology Fund, a series of SM&R Investments, Inc., were transferred to the Fund in a tax-free reorganization. The reorganization occurred on December 7, 2007. The performance figures for the Fund's Class N Shares include the performance of the SM&R Alger Technology Fund's Class A Shares prior to that date, which has been adjusted to remove the front-end sales load imposed by Class A Shares of SM&R Alger Technology Fund.

†  Represents the performance of the Fund's Class N Shares adjusted to reflect the contingent deferred sales load and higher operation expenses of Class C Shares.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds. Except as noted below, the numbers below are based on each Fund's expenses during its fiscal year ended October 31, 2007. Other expenses for each Fund's Class A Shares are based on the Fund's Class N Shares' expenses during its fiscal year ended October 31, 2007. Other expenses for the Class C Shares of each Fund are estimated based on the other expenses for Class N Shares for the Funds' fiscal years ended October 31, 2007.

	Shareholder Fees (fees paid directly from your investment)				Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class	Maximum sales charge (load) on purchases as a % of offering price	Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	Redemption Fee* as a % of amount redeemed	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement**	Net Expenses
Spectra Fund	A C	5.25%† None	None 1.00%	2.00% 2.00%	0.90%*** 0.90%***	0.25% 1.00%	0.36% 0.36%	1.51% 2.26%	—% 0.01%	1.51% 2.25%
Green Fund	A C	5.25%† None	None 1.00%	2.00% 2.00%	0.71% 0.71%	0.25% 1.00%	1.41% 1.41%	2.37% 3.12%	1.12% 1.12%	1.25% 2.00%
Analyst Fund	A C	5.25%† None	None 1.00%	2.00% 2.00%	0.85% 0.85%	0.25% 1.00%	1.40% 1.40%	2.50% 3.25%	1.30% 1.30%	1.20% 1.95%

*  The Funds will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase (including by exchange).

**  The Manager has contractually agreed to waive its fee and/or reimburse fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through September 24, 2009 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of: Green Fund to 1.25% of the Fund's average daily net assets; and Analyst Fund to 1.20% of the Fund's average daily net assets; the Class C Shares of: Spectra Fund to 2.25% of the Fund's average daily net assets; Green Fund to 2.00% of the Fund's average daily net assets; and Analyst Fund to 1.95% of the Fund's average daily net assets. The Manager may recoup Management Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements waived in previous years.

***  Effective September 24, 2008, the Management Fee has been reduced to 0.90%. Fee waivers and/or Expense Reimbursement have been adjusted to reflect the reduced Management Fee.

†  Class N shareholders of the Funds whose shares are redesignated as Class A Shares of the Funds will not be subject to a sales charge in connection with additional purchases of Class A Shares of the Funds.

	Shareholder Fees (fees paid directly from your investment)				Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class	Maximum sales charge (load) on purchases as a % of offering price	Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	Redemption Fee* as a % of amount redeemed	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement**	Net Expenses
International Fund	A C	5.25%† None	None 1.00%	2.00% 2.00%	1.00% 1.00%	0.25% 1.00%	2.87% 2.87%	4.12% 4.87%	2.47% 2.47%	1.65% 2.40%
Technology Fund	A C	5.25%† None	None 1.00%	2.00% 2.00%	0.81% 0.81%	0.25% 1.00%	0.62% 0.62%	1.68% 2.43%	0.28% 0.28%	1.40% 2.15%

*  The Funds will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase (including by exchange).

**  The Manager has contractually agreed to waive its fee and/or reimburse fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through September 24, 2009 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of: International Fund to 1.65% of the Fund's average daily net assets; and Technology Fund to 1.40% of the Fund's average daily net assets; the Class C Shares of: International Fund to 2.40% of the Fund's average daily net assets; and Technology Fund to 2.15% of the Fund's average daily net assets. The Manager may recoup Management Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements waived in previous years.

†  Class N shareholders of the Funds whose shares are redesignated as Class A Shares of the Funds will not be subject to a sales charge in connection with additional purchases of Class A Shares of the Funds.

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example also assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Spectra	A*	$671	$977	$1,305	$2,232
Fund	C*	$328	$705	$1,209	$2,594
Green	A*	$646	$1,124	$1,628	$3,008
Fund	C*	$303	$858	$1,538	$3,352
Analyst	A*	$641	$1,145	$1,675	$3,119
Fund	C*	$298	$880	$1,585	$3,460
International	A*	$684	$1,498	$2,326	$4,462
Fund	C*	$343	$1,244	$2,247	$4,766
Technology	A*	$660	$1,001	$1,365	$2,386
Fund	C*	$318	$731	$1,270	$2,745

* Absent fee waivers and reimbursements, expenses with redemptions would be as follows:

Spectra	A	$671	$977	$1,305	$2,232
Fund	C	$328	$705	$1,209	$2,594
Green	A	$753	$1,226	$1,724	$3,089
Fund	C	$415	$963	$1,635	$3,430
Analyst	A	$765	$1,263	$1,786	$3,212
Fund	C	$428	$1,001	$1,698	$3,549
International	A	$917	$1,712	$2,520	$4,605
Fund	C	$587	$1,464	$2,443	$4,902
Technology	A	$687	$1,027	$1,390	$2,408
Fund	C	$346	$758	$1,296	$2,766

You would pay the following expenses if you did not redeem your shares:

Spectra	A*	$671	$977	$1,305	$2,232
Fund	C*	$228	$705	$1,209	$2,594
Green	A*	$646	$1,124	$1,628	$3,008
Fund	C*	$203	$858	$1,538	$3,352
Analyst	A*	$641	$1,145	$1,675	$3,119
Fund	C*	$198	$880	$1,585	$3,460
International	A*	$684	$1,498	$2,326	$4,462
Fund	C*	$243	$1,244	$2,247	$4,766
Technology	A*	$660	$1,001	$1,365	$2,386
Fund	C*	$218	$731	$1,270	$2,745

* Absent fee waivers and reimbursements, expenses without redemptions would be as follows:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Spectra	A	$671	$977	$1,305	$2,232
Fund	C	$229	$706	$1,210	$2,595
Green	A	$753	$1,226	$1,724	$3,089
Fund	C	$315	$963	$1,635	$3,430
Analyst	A	$765	$1,263	$1,786	$3,212
Fund	C	$328	$1,001	$1,698	$3,549
International	A	$917	$1,712	$2,520	$4,605
Fund	C	$487	$1,464	$2,443	$4,902
Technology	A	$687	$1,027	$1,390	$2,408
Fund	C	$246	$758	$1,296	$2,766

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is included in a Fund's 12b-1 fee, which varies by class. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Spectra Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.76%	1.67%	5.22%	8.89%	12.69%	16.62%	20.69%	24.90%	29.26%	33.77%
End Investment Balance		$9,806	$10,148	$10,502	$10,869	$11,248	$11,640	$12,047	$12,467	$12,902	$13,353
Annual Expense		$671	$151	$156	$161	$167	$173	$179	$185	$192	$198

Spectra Fund	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.25%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		1.75%	4.54%	7.40%	10.35%	13.37%	16.47%	19.67%	22.95%	26.31%	29.77%
End Investment Balance		$10,172	$10,451	$10,737	$11,032	$11,334	$11,644	$11,963	$12,291	$12,628	$12,974
Annual Expense		$228	$235	$242	$248	$255	$262	$269	$277	$284	$292
Green Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.25%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.50%	1.09%	3.75%	6.48%	9.28%	12.15%	15.10%	18.13%	21.24%	24.42%
End Investment Balance		$9,830	$10,089	$10,354	$10,627	$10,906	$11,193	$11,487	$11,789	$12,099	$12,418
Annual Expense		$646	$236	$242	$249	$255	$262	$269	$276	$283	$291
Green Fund	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.00%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.00%	4.94%	6.91%	8.92%	10.97%	13.05%	15.18%	17.34%	19.55%	21.80%
End Investment Balance		$10,300	$10,494	$10,691	$10,892	$11,097	$11,305	$11,518	$11,734	$11,955	$12,180
Annual Expense		$203	$324	$330	$337	$343	$349	$356	$363	$370	$377
Analyst Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.20%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.45%	1.01%	3.54%	6.13%	8.78%	11.50%	14.29%	17.14%	20.07%	23.08%
End Investment Balance		$9,835	$10,081	$10,333	$10,591	$10,856	$11,127	$11,406	$11,691	$11,983	$12,283
Annual Expense		$641	$249	$255	$262	$268	$275	$282	$289	$296	$303
Analyst Fund	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.95%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.05%	4.85%	6.69%	8.56%	10.46%	12.39%	14.35%	16.36%	18.39%	20.46%
End Investment Balance		$10,305	$10,485	$10,669	$10,856	$11,046	$11,239	$11,435	$11,636	$11,839	$12,046
Annual Expense		$198	$338	$344	$350	$356	$362	$368	$375	$381	$388
International Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.65%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.90%	-1.04%	-0.17%	0.71%	1.60%	2.49%	3.39%	4.30%	5.22%	6.15%
End Investment Balance		$9,792	$9,879	$9,966	$10,053	$10,142	$10,231	$10,321	$10,412	$10,503	$10,596
Annual Expense		$684	$405	$409	$412	$416	$420	$423	$427	$431	$435
International Fund	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.40%	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.60%	2.73%	2.87%	3.00%	3.13%	3.27%	3.40%	3.54%	3.67%	3.81%
End Investment Balance		$10,260	$10,273	$10,287	$10,300	$10,313	$10,327	$10,340	$10,354	$10,367	$10,381
Annual Expense		$243	$500	$501	$501	$502	$503	$503	$504	$505	$505
Technology Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.40%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.65%	1.62%	4.99%	8.47%	12.08%	15.80%	19.64%	23.61%	27.72%	31.96%
End Investment Balance		$9,816	$10,142	$10,479	$10,827	$11,186	$11,557	$11,941	$12,338	$12,747	$13,170
Annual Expense		$660	$168	$173	$179	$185	$191	$197	$204	$211	$218

Technology Fund	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.15%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.85%	5.49%	8.20%	10.99%	13.84%	16.76%	19.76%	22.84%	26.00%	29.24%
End Investment Balance		$10,285	$10,549	$10,820	$11,099	$11,384	$11,676	$11,976	$12,284	$12,600	$12,924
Annual Expense		$218	$253	$260	$266	$273	$280	$287	$295	$302	$310

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Derivatives

Certain Funds may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or the Fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the

Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

Investment in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 9/30/08) approximately $8.5 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving each advisory contract is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2007. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Technology Fund – 0.81%; Green Fund – 0.71%; Analyst Fund – 0.85%; International Fund – 1.00%; and Spectra Fund – 0.90%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Spectra Fund	Patrick Kelly	September 2004
Green Fund	Christopher R. Walsh	Inception (10/19/06)
Analyst Fund	Dan C. Chung	Inception (4/2/07)*
International Fund	Dan C. Chung and Gregory S. Adams	Inception (3/1/07) Inception (3/1/07)
Technology Fund	Dan C. Chung	Inception (12/7/07)**

*  Dan C. Chung, the Manager's Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations and stock selections by the members of the Manager's analyst team for the Analyst Fund. Each analyst is allocated a percentage of Analyst Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

**  Dan C. Chung served as the portfolio manager of SM&R Alger Technology Fund since inception (9/1/00), and continued to serve as the Predecessor Fund's portfolio manager since the reorganization was completed on 12/7/07.

•  Mr. Adams has been employed by the Manager since May 2006 and currently serves as a Senior Vice President and the Director of Quantitative Research of the Manager. Prior to joining the Manager, Mr. Adams was the Director of Quantitative Research at Lord Abbett & Co. from August 2005 to February 2006. From October 1999 to June 2005, he served as a Managing Director and portfolio manager at Scudder Investments, which was acquired in 2002 by Deutsche Asset Management

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Senior Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Walsh has been employed by the Manager since 2001, and currently serves as a Vice President and Senior Analyst.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights information in the following tables for each Fund's Class A Shares Information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Funds' Annual Reports, which are available upon request.

The table with respect to Green Fund represents the financial highlights of its Fund's Class N Shares. Before Class N Shares of the Fund commenced operations, substantially all of the assets of Alger Green Institutional Fund were transferred to the Fund on January 11, 2007. The total returns in the table include the rate that an investor would have earned or lost on an investment in Class N Shares of the Fund (and Class I Shares of Alger Green Institutional Fund prior to January 11, 2007) (assuming reinvestment of all dividends and distributions).

The table with respect to Technology Fund represents the financial highlights of its Class N Shares. Class A and Class B Shares of SM&R Alger Technology Fund were reorganized into Class N Shares of the Fund on December 7, 2007. The total returns in the table include the rate that an investor would have earned or lost on an investment in Class N Shares of the Fund (and Class A Shares of SM&R Alger Technology Fund prior to December 7, 2007) (assuming reinvestment of all dividends and distributions). The information for fiscal years ending August 31, 2007 and 2006 in the table below was audited by BKD, LLP, the SM&R Fund's independent registered public accounting firm, whose report is included in the SM&R Fund's August 31, 2007 annual report to shareholders, which is incorporated by reference in the Fund's Statement of Additional Information. For all fiscal years prior to August 31, 2006, the financial information in the table was audited by the SM&R Fund's former auditors. This information should be read in conjunction with the financial statements and notes thereto included in the SM&R Fund's August 31, 2007 annual report to shareholders, which is also available upon request. Subsequent to the reorganization of Technology Fund and SM&R Alger Technology Fund, the Fund changed its fiscal year end to October 31st.

As a new share class, financial highlights information for Class C Shares of each Fund is not available as of the date of this prospectus.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER SPECTRA FUND (formerly Spectra Fund)
	Six Months Ended 4/30/08(i)(iv)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.00		$8.49		$6.94	$5.84	$5.88	$4.76
Net investment loss (ii)	(0.04)		(0.08)		(0.10)	(0.05)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.48)		3.59		1.65	1.15	0.06	1.19
Total from investment operations	(1.52)		3.51		1.55	1.10	(0.04)	1.12
Distributions from net realized gains	—		—		—	—	—	—
Net asset value, end of period	$10.48		$12.00		$8.49	$6.94	$5.84	$5.88
Total return	(12.7)%		41.3%		22.3%	18.8%	(0.7)%	23.5%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$281,668		$329,830		$191,387	$187,542	$210,439	$257,337
Ratio of expenses to average net assets	1.50	%(v)	1.59	%(iii)	2.01%	2.07%	1.98%	2.03%
Ratio of net investment loss to average net assets	(0.75)%		(0.79)%		(1.20)%	(0.81)%	(1.63)%	(1.39)%
Portfolio turnover rate	121.47%		282.13%		232.20%	247.72%	159.35%	192.19%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 0.48% due to expense reimbursement.

(iv)  Unaudited.

(v)  Amount has been reduced by 0.52% due to expense reimbursement.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER GREEN FUND (iv) (formerly Spectra Green Fund)	CLASS A
	Six Months Ended 4/30/08 (i)(viii)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.90		$6.61		$6.17		$5.37		$5.38		$4.43
Net investment loss (ii)	(0.01)		(0.03)		(0.03)		(0.01)		(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.83)		2.09		1.13		1.05		0.07		1.04
Total from investment operations	(0.84)		2.06		1.10		1.04		0.02		0.95
Distributions from net realized gains	(0.18)		(0.77)		(0.66)		(0.24)		(0.03)		—
Net asset value, end of period	$6.88		$7.90		$6.61		$6.17		$5.37		$5.38
Total return	(10.9)%		34.4%		19.1%		19.8%		0.3%		21.4%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$30,198		$13,744		$2,446		$1,505		$1,277		$1,277
Ratio of expenses to average net assets	1.25	%(ix)	1.25	%(iii)	1.25	%(v)	1.25	%(vi)	1.34	%(vii)	2.26%
Ratio of net investment loss to average net assets	(0.24)%		(0.42)%		(0.53)%		(0.25)%		(1.04)%		(1.69)%
Portfolio turnover rate	42.58%		131.66%		209.65%		152.60%		166.03%		187.82%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 1.12% due to expense reimbursement.

(iv)  Commenced operations January 12, 2007. Financial highlights prior to January 12, 2007 are that of its predecessor fund, Alger Green Institutional Fund. See Note 1 in the Notes to Financial Statements.

(v)  Amount has been reduced by 5.79% due to expense reimbursement.

(vi)  Amount has been reduced by 0.75% due to expense reimbursement.

(vii)  Amount has been reduced by 0.90% due to expense reimbursement.

(viii)  Unaudited.

(ix)  Amount has been reduced by 0.26% due to expense reimbursement.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER ANALYST FUND (formerly Spectra Alchemy Fund)
	Six Months Ended 4/30/08 (i)(vii)		From 4/2/07 (commencement of operations) to 10/31/07 (i)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.07		$10.00
Net investment loss (ii)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	(1.53)		2.11
Total from investment operations	(1.57)		2.07
Dividends and distributions to Shareholders from: Net investment income	—		—
Distributions from net realized gains	(0.51)		—
Total dividends and distributions to Shareholders	(0.51)		—
Net asset value, end of period	$9.99		$12.07
Total return	(13.4)%		20.7%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$2,343		$2,675
Ratio of expenses to average net assets	1.20	%(v)	1.20	%(iii)
Ratio of net investment loss to average net assets	(0.70)%		(0.66)%
Portfolio turnover rate	61.92%		67.44%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 1.30% due to expense reimbursement.

(iv)  Amount has been reduced by 2.47% due to expense reimbursement.

(v)  Amount has been reduced by 1.32% due to expense reimbursement.

(vi)  Amount has been reduced by 2.66% due to expense reimbursement.

(vii)  Unaudited.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER INTERNATIONAL OPPORTUNITIES FUND (formerly Spectra International Opportunities Fund)
	Six Months Ended 4/30/08 (i)(iv)		From 3/1/07 (commencement of operations) to 10/31/07 (i)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$13.56		$10.00
Net investment loss (ii)	0.05		0.05
Net realized and unrealized gain (loss) on investments	(1.82)		3.51
Total from investment operations	(1.77)		3.56
Dividends and distributions to Shareholders from: Net investment income	(0.02)		—
Distributions from net realized gains	(0.10)		—
Total dividends and distributions to Shareholders	(0.12)		—
Net asset value, end of period	$11.67		$13.56
Total return	(13.2)%		35.6%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$3,658		$3,633
Ratio of expenses to average net assets	1.65	%(iii)	1.65	%(iii)
Ratio of net investment loss to average net assets	0.78%		0.64%
Portfolio turnover rate	32.46%		40.19%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 2.66% due to expense reimbursement.

(iv)  Unaudited.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER TECHNOLOGY FUND* (formerly Spectra Technology Fund)	CLASS A SHARES
	For the Period 12/8 to 4/30/08 (Unaudited) (iv)		For the Period 9/1/07 to 12/7/07
Net asset value, beginning of period	$3.41		$4.10
Net investment loss	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.53)		0.39
Total from investment operations	(0.54)		4.48
Distributions from net realized gains	—		(1.07)
Net asset value, end of period	$2.87		$3.41
Total return (ii)	(15.84)%		9.84%
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period	$685		$682
Ratio of expenses to average net assets	1.40	%(iii)	1.83	%(v)
Ratio of net investment loss to average net assets	(1.30)%		(1.44)%
Portfolio turnover rate	85.29%		157.28%

*  The Technology Fund commenced operations on December 7, 2007. Financial Highlights prior to the commencement of operations are those of the Class A shares of its predecessor fund, SM&R Alger Technology Fund.

(i)  Per share information has been calculated using the average number of shares outstanding.

(ii)  Does not include the effect of sales charge.

(iii)  Amount has been reduced by 5.35% due to expense reimbursement.

(iv)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(v)  Amount has been reduced by 3.72% due to expense reimbursement.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the year

ALGER TECHNOLOGY FUND* (formerly Spectra Technology Fund)	CLASS A SHARES
	Year ended 8/31/07	Year ended 8/31/06	Year ended 8/31/05	Year ended 8/31/04 (i)	Year ended 8/31/03 (i)
Net asset value, beginning of period	$3.08	$3.02	$2.43	$2.59	$1.67
Net investment loss	(0.07)	(0.05)	(0.04)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.09	0.11	0.63	(0.10)	0.96
Total from investment operations	1.02	0.06	0.59	(0.16)	0.92
Distributions from net realized gains	—	—
Net asset value, end of period	$4.10	$3.08	$3.02	$2.43	$2.59
Total return (ii)	33.12%	1.99%	24.28%	(6.18)%	55.09%
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period	$843,627	$870,234	$798,200	$585,844	$449,337
Ratio of expenses to average net assets	1.94%	2.02%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets	(1.52)%	(1.75)%	(1.36)%	(1.97)%	(1.84)%
Portfolio turnover rate	121.18%	127.07%	269.32%	215.21%	291.66%

*  The Technology Fund commenced operations on December 7, 2007. Financial Highlights prior to the commencement of operations are those of the Class A shares of its predecessor fund, SM&R Alger Technology Fund.

(i)  Per share information has been calculated using the average number of shares outstanding.

(ii)  Does not include the effect of sales charge.

(iii)  Amount has been reduced by 5.35% due to expense reimbursement.

(iv)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(v)  Amount has been reduced by 3.72% due to expense reimbursement.

ALGER CHINA-U.S.

GROWTH FUND

Class A Shares | Class C Shares

PROSPECTUS

September 24, 2008
As Revised December 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN SUMMARY:

Investments, Risks & Performance

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY

Alger China-U.S. Growth Fund ("China-U.S. Growth Fund" or the "Fund") seeks long-term capital appreciation.

The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong and Taiwan) or the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country.

For purposes of this investment strategy, an issuer is economically tied to a country if:

•  The issuer is organized under the laws of, and its principal office is in, the country; or

•  The issuer's primary securities trading market is in the country; or

•  The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

•  Fifty percent or more of the issuer's assets are located in the country; or

•  Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other Asian countries. Each of the Fund's investment advisers, Fred Alger Management, Inc. ("Alger Management" or "Manager"), and Martin Currie, Inc., the Fund's sub-investment adviser (the "Sub-Adviser"), directs its attention primarily to identifying and investing in the equity securities of companies of all capitalizations which the Manager and/or Sub-Adviser believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

The Fund invests primarily in "growth stocks." The Manager believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital and creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, either offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, or merger and acquisition.

The Fund's portfolio managers may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this disciplined investment process, the Fund may engage in active trading of portfolio securities. If the Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money to leverage will increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.

It may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Investing in foreign securities involves risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Securities markets in China, including Hong Kong, are smaller, less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. Chinese securities may also be affected by political, economic, and fiscal factors such as currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.

Investments in geographic-specific funds may be subject to concentration risk because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods, both before and after taxes, compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The bar chart depicts the annual returns for the Fund's Class A shares, which are generally subject to a front-end sales charge at a maximum rate of 5.25%. The Fund's single share class, offered prior to January 24, 2005 without a front-end or back-end sales charge, was redesignated as Class A Shares on that date. If the bar chart reflected applicable sales charges, returns would be less than those shown.

In the table, average annual total returns for the Fund assume redemption at the end of each period shown and reflect all applicable sales charges. After-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other return figures for the same period; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. For example, the after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.

•  MSCI Zhong Hua Index: An unmanaged free float adjusted market capitalization index that is designed to measure developed market equity performance of China and Hong Kong.

•  S&P 500 Index: An unmanaged index of large company common stocks considered to be representative of the U.S. stock market in general.

ALGER CHINA-U.S. GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

The year-to-date total return of the Fund's Class A shares as of June 30, 2008 was -17.52%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2007
	1 YEAR	SINCE INCEPTION
Class A (Inception 11/03/03)
Return Before Taxes*	41.07%	27.23%
Return After Taxes on Distributions*	37.03%	25.77%
Return After Taxes on Distributions and Sale of Fund Shares*	27.14%	22.13%
Class C (Inception 03/03/08)**	47.60%	28.24%
MSCI Zhong Hua Index	52.25%	29.54%
S&P 500 Index	5.50%	9.95%

*  after deduction of applicable sales charges

**  Class C shares did not exist prior to 3/3/08. Performance figures prior to 3/3/08 are those of the Fund's Class A shares with an inception date of 11/3/03. Performance has been adjusted to remove the front-end sales charge imposed by Class A shares. Class C shares do not impose a front-end sales charge but do impose a contingent deferred sales charge of 1% on shares redeemed. If sales charges were reflected, annual returns for the Class C shares would be lower. The performance figures prior to 3/3/08 have also been adjusted to reflect the higher operating expenses of Class C shares. The annual expense ratio of Class A shares for the most recent fiscal year ended 10/31/07 was 2.17%. The annual expense ratio of Class C shares is estimated to be 2.92%. The Manager had contractually agreed to waive 0.16% of its advisory fee through 9/24/09 and contractually waive an additional 0.10% of its advisory fee through November 30, 2011. Had the expenses not been waived, the performance would have been lower.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Fund. Other expenses for Class A shares are based on the Fund's expenses during its fiscal year ended October 31, 2007. Other expenses for Class C shares are estimated based on Class A shares' other expenses for the fiscal year ended October 31, 2007. Advisory fees have been adjusted to reflect fees currently in effect.

	China-U.S. Growth Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price*	5.25%	None
Maximum deferred sales charge (load)	None	1.00%
Redemption Fee as a % of amount redeemed**	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.91%	2.66%

*  Shareholders of record as of January 21, 2005 may purchase Class A shares for their existing accounts at net asset value without the imposition of a sales charge.

**  The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed that were acquired by exchange) within thirty days of purchase.

EXAMPLES

The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The first example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be*:

You would pay the following expenses if you redeemed your shares:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$709	$1,094	$1,502	$2,640
C	$369	$826	$1,410	$2,993

You would pay the following expenses if you did not redeem your shares:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$709	$1,094	$1,502	$2,640
C	$269	$826	$1,410	$2,993

The Fund pays the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is paid out of the Fund's Rule 12b-1 fee, which also is paid to the Distributor. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

China-US Growth Fund Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-2.16%	0.86%	3.98%	7.19%	10.51%	13.92%	17.44%	21.07%	24.81%	28.67%
End Investment Balance	$9,768	$10,070	$10,381	$10,702	$11,032	$11,373	$11,725	$12,087	$12,460	$12,845
Annual Expense	$709	$189	$195	$201	$208	$214	$221	$227	$234	$242
China-US Growth Fund Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.34%	4.73%	7.19%	9.69%	12.26%	14.89%	17.58%	20.33%	23.14%	26.02%
End Investment Balance	$10,234	$10,473	$10,719	$10,969	$11,226	$11,489	$11,758	$12,033	$12,314	$12,602
Annual Expense	$269	$275	$282	$288	$295	$302	$309	$316	$324	$331

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund will invest primarily in the equity securities of companies economically tied to the United States or China; the economies of these countries are among the dominant ones in the world, and the Manager believes that their interrelationship will continually increase. The economy of the United States is comparatively mature, while the Manager views China's economy as still in the early stages of an accelerating expansion. Accordingly, the Manager believes that, at the present time, many exciting opportunities for rapid, sustained growth can be found among U.S. companies whose ties or strategic commitments to the Chinese economy, while currently not qualifying them as also "economically tied" to China under the criteria listed earlier under "Investment Objective and Principal Strategy," can be expected to grow in time and produce increasingly substantial benefits to investors – U.S. companies, for example, that are expected to experience significant earnings or revenue growth from, or have made strategic commitments to, selling goods or services to or in China, establishing subsidiaries or facilities in China, relocating production facilities to China, or obtaining goods, materials or services from China. Thus, the Fund intends that its predominant investment focus will normally be on Chinese and U.S. companies that the Manager expects to benefit from China's economic development and growth, and that the stocks of U.S. companies with little or no connection to China will comprise a smaller portion, if any, of its portfolio. There can, of course, be no assurance that this investment orientation will succeed, or that in the long run a different weighting of the Fund's U.S. investments may not recommend itself. In any event, the proportion of U.S. companies in the portfolio that are not "China-related" may increase from time to time during temporarily challenging periods for the Chinese economy.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 9/30/08) $8.5 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager has managed the Fund since its inception. Pursuant to an investment advisory agreement with the Fund, the Manager is responsible for providing a continuous investment program for the Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. These advisory responsibilities are subject to the supervision of the Board of Trustees. Effective September 18, 2006, the Manager has engaged Martin Currie, Inc. to serve as the Fund's sub-investment adviser under a sub-advisory agreement between the Manager and the Sub-Adviser. Martin Currie, a New York corporation, is a registered investment adviser with its principal offices located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland. As of June 30, 2008, Martin Currie and its global affiliates manage approximately $25 billion in international equities for financial institutions, charities, foundations, pension funds and investment trusts. Martin Currie provides investment management services to the Fund for the portion of the Fund's portfolio that the Manager has allocated to Martin Currie, subject to the reasonable direction, supervision and control of the Manager and the Board of Trustees.

The Fund pays the Manager a fee at the annual rate of 1.46% of daily net assets. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund. A discussion of the Trustees' basis for approving the Fund's advisory contracts is available in the Fund's annual report to shareholders for the year ended October 31, 2007.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger China-U.S. Growth Fund	Dan C. Chung James Chong	Inception (11/3/03) September 2006

•  Dan C. Chung, CFA, has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer, and portfolio manager.

•  James Chong has been a product manager with the China Team of the Sub-Adviser since 2006. Immediately before joining the Sub-Adviser, Mr. Chong was vice president of equities at Lombard Odier Darier Hentsch. Prior to joining Lombard, Mr. Chong worked as an investment analyst for Nikko Securities and South Capital Group, where he became head of research.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies, authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Through March 16, 2008, the Fund paid the Manager an administrative fee at the annual rate of 0.04% based on a percentage of the Fund's average daily net assets. Effective March 17, 2008 the Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Information, except for the six-month period ended April 30, 2008, from inception of the Fund has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

As a new class of the Fund, financial highlights information for Class C shares is not available as of the date of this prospectus.

ALGER CHINA-U.S. GROWTH FUND

Financial Highlights For a share outstanding throughout the period

	Period ended 4/30/08 (i)		For the year ended October 31, 2007		For the year ended October 31, 2006		For the year ended October 31, 2005		November 3, 2003 (i) to October 31, 2004 (ii)
Net asset value, beginning of period	$25.09		$15.57		$12.99		$11.05		$10.00
Net investment loss (iii)	(0.12)		(0.13)		(0.04)		(0.07)		(0.08)
Net realized and unrealized gain on investments and foreign currency	(4.12)		11.67		4.03		2.01		1.13
Total from investment operations	(4.24)		11.54		3.99		1.94		1.05
Distributions from net realized gains	(2.04)		(2.02)		(1.41)		—		—
Net asset value, end of period	$18.81		$25.09		$15.57		$12.99		$11.05
Total return (iv)	(17.3)%		83.01%		33.48%		17.56%		10.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$157,642		$201,623		$73,147		$36,630		$26,290
Ratio of expenses to average net assets	1.79	%(xi)	1.92	%(viii)	2.20	%(vii)	2.26	%(v)	2.44	%(vi)
Ratio of net investment loss to average net assets	(1.22)%		(0.71)%		(0.30)%		(0.56)%		(0.81)%
Portfolio turnover rate	72.98%		107.57%		192.21%		288.53%		267.42%

(i)  Commencement of operations.

(ii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)  Amount was computed based on average shares outstanding during the period.

(iv)  Does not reflect the effect of any sales charges.

(v)  Amount has been reduced by 0.51% due to expense reimbursements.

(vi)  Amount has been reduced by 0.43% due to expense reimbursements.

(vii)  Amount has been reduced by 0.16% due to expense reimbursements.

(viii)  Amount has been reduced by 0.25% due to expense reimbursements.

(ix)  Unaudited.

(x)  Commencement of operations.

(xi)  Amount has been reduced by 0.26% due to expense reimbursements.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Alger Money Market Fund ("Money Market Fund") is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Opportunities Fund ("International Fund") and Alger China-U.S. Growth Fund ("China Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Fund.

Dividends and Distributions

All Funds other than Money Market Fund declare and pay dividends and distributions annually. These Funds, other than Balanced Fund, expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you will be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates.

Dividends and distributions may differ among classes of shares of a Fund. Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Balanced Fund, which are expected to consist of net investment income and capital gains, will be declared and paid annually.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SmallCap Growth Fund, Alger Health Sciences Fund and Alger Balanced Fund offers three classes of shares (Class A, B and C Shares). Alger SMidCap Growth Fund is comprised of four classes of shares (Class A, B, C and I Shares). Each of Alger Growth Opportunities Fund, Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, International Fund and Alger Technology Fund offers three classes of shares (Class A, C and I Shares). China Fund offers two classes of shares (Class A and C Shares). Class A, B and C Shares are offered in these prospectuses. Class I Shares are offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund are not subject to a sales charge. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Class B Shares

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of China Fund as of January 21, 2005 purchasing Class A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of China Fund may purchase Class A Shares of China Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Funds' website, www.alger.com. Shares of Money Market Fund are offered without a sales charge.

When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the applicable Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

INVESTMENT INSTRUCTIONS

To Open an Account:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Funds' transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Funds' transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares of the Funds:

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for the same class of shares of another Fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another

Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Family of Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, or Class C. Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation – either Class A, Class B or Class C – to those shares solely for operational reasons for purposes of tracking exchanges.

The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Funds' toll-free at (800) 992-3863 or consult the applicable Statement of Additional Information (see back cover of this prospectus).

To Redeem Shares of the Funds:

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name (and class, if applicable)

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a signature guarantee is required if

   •  your redemption is for more than $25,000; or

   •  you want the check sent to a different address than the one we have on file; or

   •  you want the check to be made payable to someone other than the registered owners we have on file; or

   •  you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TeleRedemption (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Family of Funds Representative call (800) 992-3863

Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds except for International Fund and China Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. International Fund and China Fund may invest a significant amount of their assets in securities traded on foreign exchanges for which current New York market-closing prices may not be readily available on a daily basis at the time the Funds price their portfolios and determine NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Additionally, early redemption (including by exchange) of the Funds' shares (other than Money Market Fund) is subject to a redemption fee. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds. The redemption fee, as described herein, is expected to discourage frequent in-and-out trading in Fund shares.

The Trustees have determined that a Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Trustees periodically review a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with the Fund for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Fund. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

LEGAL PROCEEDINGS

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. The Manager has advised the Funds that the settlement payment is not expected to adversely affect the operations of the Manager, the Distributor or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing,concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases – a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") – were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by the Manager and, depending on the specific offense alleged, by the Distributor and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the 1940 Act and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by the Manager, the Distributor, their affiliates, the funds named as defendants, and the current and former Fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the Funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of the Manager and/or the Distributor, and claims under Section 36(b) of the 1940 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc.

The class and derivative suits have been settled in principle, but such settlement is subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 254-3796

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY INTERNET:  Text versions of Fund documents can be downloaded from the following sources:

  •  The Fund: http://www.alger.com

  •  SEC (EDGAR data base): www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743
Alger China-U.S. Growth Fund
SEC File #811-21308

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

Your Privacy Is Our Priority

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

Our Privacy Policy

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and its affiliate, Fred Alger Management, Inc., as well as the following funds: The Alger Funds, The Alger Funds II, The Alger Institutional Funds, The Alger American Fund and Alger China-U.S. Growth Fund. We are proud of our Policy and hope you will take a moment to read about it.

Information We Collect

The type of personal information we collect and use varies depending on the Alger products or services you select.

We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

•  Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

•  Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

•  Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

Sharing of Personal Information

We may share your personal information with our affiliates so that they may process and service your transactions.

However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

•  To third-party service providers that assist us in servicing your accounts(e.g. securities clearinghouses);

•  To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

•  To financial institutions that perform marketing services on our behalf or with whom we have joint marketing agreements that provide for the confidentiality of personal information.

Our Security Practices

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

Thank you for choosing to invest with Alger. We value your relationship with us and assure you we will abide by our policy to protect your information.

This policy statement is not part of the prospectus.

This is not part of the prospectus.

MPAD